CONSOLIDATED STATEMENT OF CHANGES IN EQUITY - USD ($)	Total	Share Capital [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]
Balance, beginning of period at Jun. 23, 2016	$ 0	$ 0	$ 0	$ 0
Total comprehensive income
Profit/(Loss) for the period	(398,874)	0	0	(398,874)
Other comprehensive income	0	0	0	0
Total comprehensive income for the period	(398,874)	0	0	(398,874)
Contributions and distributions
Issue of shares	5,398,875	470	8,959,926	(3,561,521)
Total contributions and distributions	5,398,875	470	8,959,926	(3,561,521)
Total transactions with owners of the Company	5,398,875	470	8,959,926	(3,561,521)
Balance, end of period at Dec. 31, 2016	5,000,001	470	8,959,926	(3,960,395)
Total comprehensive income
Profit/(Loss) for the period	(382,605)	0	0	(382,605)
Other comprehensive income	0	0	0	0
Total comprehensive income for the period	(382,605)	0	0	(382,605)
Contributions and distributions
Forfeiture of shares	(52)	(52)		0
Contribution from common stock subject to possible redemption	382,657	4	382,653
Total contributions and distributions	382,605	(48)	382,653	0
Total transactions with owners of the Company	382,605	(48)	382,653	0
Balance, end of period at Dec. 31, 2017	$ 5,000,001	$ 422	$ 9,342,579	$ (4,343,000)